Related Party Transactions (Narrative) (Details) ¥ in Thousands	1 Months Ended
Apr. 30, 2014 CNY (¥)
Related Party Transactions
Additional Interest Rate Above Benchmark Rate	20.00%
Loans Payable, Noncurrent	¥ 105,000